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[SECURITY BENEFIT LOGO]

March 24, 2014

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account IV
1940 Act Registration Number: 811-03179
1933 Act Registration Numbers: 002-72282
CIK: 0000352664
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account IV, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies.  This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Neuberger Berman Advisers Management Trust	0000736913	February 24, 2014
SBL Fund	0000217087	March 12, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001